Note 20 - Business Segments (Details) - Other Significant Segment Items - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Depreciation and amortization:
Depreciation and amortization	¥ 9,677,339	¥ 8,822,981	¥ 7,507,808
Network Service and Systems Integration Business [Member]
Depreciation and amortization:
Depreciation and amortization	9,139,687	8,405,080	7,178,397
ATM Operation Business [Member]
Depreciation and amortization:
Depreciation and amortization	¥ 537,652	¥ 417,901	¥ 329,411